Lessor Accounting (Components of Finance Receivables) (Detail) - JPY (¥) ¥ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Leases [Abstract]
Total minimum lease payments receivable	¥ 360,146	¥ 351,198
Unguaranteed residual values	13,070	12,661
Executory costs		(2,112)
Unearned income	(33,338)	(31,007)
Aggregated net investment in finance leases	339,878	330,740
Less allowance for credit losses	(2,627)	(2,675)	¥ (2,681)
Total	337,251	328,065
Less current portion	(113,892)	(111,629)
Total	¥ 223,359	¥ 216,436